tember Unassociated Document

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-3578

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/13

Date of reporting period: 6/30/14

FORM N-CSRS

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report June 30, 2014

AQUILA FUNDS TRUST OUTLOOK FOR REMAINDER OF 2014

     August, 2014
Dear Fellow Shareholder:

     The capital markets rewarded fixed-income and equity market participants during the second quarter of this year, as both bonds and equities generated solid returns, extending the gains experienced in the first quarter. For the fixed-income market, the conflict in Ukraine, tensions in the Middle East, declining government bond yields, and choppy economic data out of Europe and China further propelled a flight-to-quality trade that has been occurring since the beginning of the year. For the equity market, improving U.S. economic data, reasonably good corporate earnings, and a persistent resurgence of Mergers and Acquisitions activity supported equities throughout the quarter and propelled the stock market to its eighth consecutive quarter of positive returns. History shows that it is a bit unusual for both bonds and stocks to move in the same direction so dramatically.

     Key indicators for economic strength such as employment, housing, autos, and retail sales began to accelerate during the second quarter after falling short of expectations throughout much of the first quarter. In particular, the April, May, and June employment reports showed job creation of over 200,000 jobs, marking five consecutive months of over 200,000 jobs created. This represents one of the best job creation growth streaks in many years. We believe positive economic data and the potential for better economic growth could be viewed positively by the equity market and could overshadow the potential for rising bond yields over the coming quarters.

     The fundamental strength of the high yield market remains fairly solid, as many companies have been prudent with their use of debt/leverage and have been focused on strengthening their balance sheets in recent years. However, there continue to be some indications of more aggressive corporate behavior beginning to occur that will need to be closely monitored as we progress through 2014.

     As we have been suggesting in recent commentaries, we believe the credit-quality curve (the difference between higher-rated and lower-rated securities) and the maturity curve (the difference between shorter-dated and longer-dated securities) remain relatively flat. In our opinion, the flat credit-quality and maturity curves indicate that investors are not being sufficiently compensated for increased credit risk or duration risk, which is why we strive to continue to position our strategy in shorter-duration securities of high yield companies that we believe are higher-quality in nature. While we primarily remain positioned in shorter duration bonds due to the risk to the high yield market from upward pressure on Treasury yields, we intend to continue to look to add bonds that fit our investment criteria should unwarranted volatility create attractive investment opportunities. We believe our focus which seeks to provide a less volatile investment strategy within the high yield asset class is prudent given the potential for elevated volatility in this relatively low-yielding fixed-income environment.

NOT A PART OF THE SEMI-ANNUAL REPORT

     We were generally pleased by the results and outlooks that many of our companies provided to the market during the second quarter. We expect that access to relatively cheap capital will continue to benefit companies as we move through 2014, and we feel that the companies we are choosing to invest in are well positioned given their focus on balance sheet improvement and prudent use of cash flow.

     Positive economic data, including favorable employment data, as well as continued positive fund flows into equity funds, and strong M&A activity provided the fuel for many equity indices to end the quarter at or near all-time high price levels. In general, first quarter corporate earnings results from many U.S. companies were well received by investors. Importantly, the outlook for the remainder of 2014 provided by many companies showed positive signs for future growth of cash flow.

     The construction of our equity strategy continues to focus on companies that we believe are using debt/leverage prudently to grow free cash flow in an attempt to propel future equity value. We intend to continue to use our knowledge and understanding of the high yield market to decipher the equity investment landscape. In our opinion, our focus on understanding bond covenants provides a very distinct advantage to our research in stock selection.

     We remain committed to our time-tested and disciplined research process that not only includes detailed analysis of every credit owned in our high yield and equity strategies, but also uncovers new opportunities within the high yield and equity markets. We continue to look for fiscally responsible management teams that are committed to growing operations prudently and who recognize that they can improve their credit profile and equity valuations by focusing on credit-specific measures. Our efforts remain focused on stability and predictability in the investment selection process as we strive to provide a less volatile high yield strategy that can generate a reasonably consistent total return, while also attempting to find attractive equity investments that could experience further capital appreciation.

     Thank you for your continued support and investment.

Sincerely,

Sandy R. Rufenacht Co-Portfolio Manager	Diana P. Herrmann President

NOT A PART OF THE SEMI-ANNUAL REPORT

Mutual fund investing involves risk and loss of principal is possible.

The market value of each Fund’s securities may go up or down due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Aquila Three Peaks High Income Fund
The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or longer duration securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point of time.

The Fund’s portfolio will typically include a high proportion, perhaps 100%, of high-yield / high-risk securities rated below investment grade and sometimes called “junk bonds”. In the event of a real or perceived decline in credit quality of an issuer, borrower, counterparty, or collateral, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

When interest rates fall, an issuer may exercise its right to prepay its securities, and the Fund could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

Aquila Three Peaks Opportunity Growth Fund
The market prices of the Fund’s securities will be impacted by the risks associated with the financial condition and profitability of the underlying company, or by a default or downgrade of an issuer, obligor or counterparty to a financial contract with the Fund.

Small and mid-sized companies are comparatively less well known and may have less trading in their shares than larger companies, may be more sensitive to changes in earnings results and investor expectations, may have more limited product lines and capital resources, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices Three Peaks Capital Management LLC (the "Sub-Adviser") thinks appropriate, and offer greater potential for gain and loss.

The Fund has exposure to highly leveraged companies. Leverage can magnify equity performance in both positive and negative stock markets.

The Fund may invest in junk bonds, the risks of which are detailed above in connection with Aquila Three Peaks High Income Fund.

These risks may result in share price volatility.

Past performance is not a guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

Any information in this shareholder letter regarding market or economic trends are statements of opinion as of the date of this report and should not be relied upon for any other purposes.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (95.8%)	Value

	Aerospace & Defense (0.8%)
	Alliant Techsystems, Inc.
$825,000	5.250%, 10/01/21 144A	$851,812
	Oshkosh Corp.
750,000	8.500%, 03/01/20	810,000
		1,661,812
	Apparel & Textile Products (2.4%)
	Carter’s Inc.
750,000	5.250%, 08/15/21 144A	781,875
	Levi Strauss & Co.
1,700,000	7.625%, 05/15/20	1,829,625
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/20	2,155,000
		4,766,500
	Cable & Satellite (5.8%)
	CCO Holdings LLC
1,075,000	7.000%, 01/15/19	1,134,125
3,250,000	6.500%, 04/30/21	3,461,250
	Cequel Communications Holdings I, LLC
1,000,000	6.375%, 09/15/20 144A	1,062,500
	DISH Network Corp.
3,400,000	4.250%, 04/01/18	3,536,000
2,200,000	5.125%, 05/01/20	2,312,750
		11,506,625
	Casinos & Gaming (2.2%)
	Churchill Downs, Inc.
1,500,000	5.375%, 12/15/21 144A	1,537,500
	Pinnacle Entertainment, Inc.
650,000	8.750%, 05/15/20	708,500
1,000,000	7.500%, 04/15/21	1,077,500
1,000,000	6.375%, 08/01/21	1,055,000
		4,378,500
	Communications Equipment (2.1%)
	CommScope, Inc.
1,455,000	5.000%, 06/15/21 144A	1,484,100
	SBA Telecommunications Corp.
500,000	5.750%, 07/15/20	530,000
	ViaSat, Inc.
2,000,000	6.875%, 06/15/20	2,155,000
		4,169,100

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Consumer Finance (0.4%)
	Fidelity National Information Services, Inc.
$800,000	5.000%, 03/15/22	$841,038
	Consumer Products (0.4%)
	Clearwater Paper Corp.
700,000	7.125%, 11/01/18	735,000
	Consumer Services (6.8%)
	Aramark Corp.
2,475,000	5.750%, 03/15/20	2,617,312
	Avis Budget Car Rental LLC
1,455,000	5.125%, 06/01/22 144A	1,456,819
	Deluxe Corp.
1,000,000	7.000%, 03/15/19	1,070,000
	Iron Mountain, Inc.
1,150,000	8.375%, 08/15/21	1,206,063
	Service Corp. International
2,750,000	4.500%, 11/15/20	2,708,750
1,750,000	5.375%, 01/15/22	1,811,250
	United Rentals, Inc.
2,400,000	8.375%, 09/15/20	2,634,000
		13,504,194
	Containers & Packaging (3.2%)
	Berry Plastics Corp.
500,000	5.500%, 05/15/22	502,813
	Graphic Packaging Holding Co.
1,900,000	7.875%, 10/01/18	2,002,030
1,250,000	4.750%, 04/15/21	1,275,000
	Sealed Air Corp.
750,000	6.500%, 12/01/20 144A	843,750
	Silgan Holdings, Inc.
1,650,000	5.000%, 04/01/20	1,691,250
		6,314,843
	Entertainment (1.2%)
	DreamWorks Animation SKG, Inc.
750,000	6.875%, 08/15/20 144A	808,125
	WMG Acquisition Corp.
1,550,000	6.000%, 01/15/21 144A	1,600,375
		2,408,500

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Entertainment Resources (5.7%)
	AMC Entertainment
$1,250,000	5.875%, 02/15/22	$1,300,000
	Cinemark Holdings, Inc.
3,750,000	7.375%, 06/15/21	4,134,375
925,000	5.125%, 12/15/22	946,969
	Live Nation Entertainment, Inc.
1,650,000	7.000%, 09/01/20 144A	1,806,750
785,000	5.375%, 06/15/22 144A	794,813
	Regal Entertainment
925,000	5.750%, 03/15/22	959,688
	24 Hour Holdings III LLC
1,455,000	8.000%, 06/01/22 144A	1,447,725
		11,390,320
	Exploration & Production (10.7%)
	Antero Resources Corp.
2,000,000	6.000%, 12/01/20	2,145,000
1,500,000	5.375%, 11/01/21	1,556,250
	Bonanza Creek Energy, Inc.
2,250,000	6.750%, 04/15/21	2,407,500
	Kodiak Oil & Gas Corp.
1,200,000	5.500%, 01/15/21	1,251,000
	Oasis Petroleum, Inc.
1,500,000	6.500%, 11/01/21	1,612,500
	Range Resources Corp.
650,000	6.750%, 08/01/20	698,750
	Seventy Seven Energy, Inc.
700,000	6.625%, 11/15/19	752,500
1,175,000	6.500%, 07/15/22 144A	1,204,375
	SM Energy Co.
1,850,000	6.625%, 02/15/19	1,961,000
	Whiting Petroleum Corp.
4,750,000	6.500%, 10/01/18	4,951,875
1,625,000	5.000%, 03/15/19	1,710,312
1,000,000	5.750%, 03/15/21	1,095,000
		21,346,062
	Food & Beverage (5.0%)
	B&G Foods, Inc.
1,250,000	4.625%, 06/01/21	1,253,125

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Food & Beverage (continued)
	Big Heart Pet Brands
$3,850,000	7.625%, 02/15/19	$4,012,085
	Constellation Brands, Inc.
650,000	6.000%, 05/01/22	729,625
	H.J. Heinz Co.
4,000,000	4.250%, 10/15/20	4,025,000
		10,019,835
	Hardware (2.2%)
	CDW Corp.
1,200,000	8.500%, 04/01/19	1,299,000
	NCR Corp.
800,000	5.875%, 12/15/21 144A	844,000
	NXP Semiconductors B.V.
900,000	5.750%, 02/15/21 144A	946,125
	Sensata Technologies
1,150,000	6.500%, 05/15/19 144A	1,223,313
		4,312,438
	Health Care Facilities/Services (5.1%)
	AmSurg Corp.
2,150,000	5.625%, 11/30/20	2,171,500
	Davita, Inc.
1,750,000	6.625%, 11/01/20	1,859,375
	Envision Healthcare Corp.
1,150,000	5.125%, 07/01/22 144A	1,160,062
	HCA Holdings, Inc.
975,000	3.750%, 03/15/19	983,531
3,000,000	7.750%, 05/15/21	3,288,750
	LifePoint Hospitals, Inc.
725,000	5.500%, 12/01/21 144A	759,438
		10,222,656
	Leisure Products (0.3%)
	Jarden Corp.
500,000	6.125%, 11/15/22	530,000
	Machinery (1.5%)
	Mueller Water Products, Inc.
1,000,000	7.375%, 06/01/17	1,016,250
	VWR Funding, Inc.
1,850,000	7.250%, 09/15/17	1,956,375
		2,972,625

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Media Non-Cable (6.7%)
	Harron Communications, LP
$800,000	9.125%, 04/01/20 144A	$892,000
	Lamar Media Corp.
1,850,000	5.875%, 02/01/22	1,981,812
	LIN Television Corp.
600,000	6.375%, 01/15/21	631,500
	Nielsen Holdings N.V.
1,000,000	7.750%, 10/15/18	1,057,500
1,300,000	4.500%, 10/01/20	1,309,750
	Starz LLC
6,600,000	5.000%, 09/15/19	6,872,250
	Time, Inc.
655,000	5.750%, 04/15/22 144A	661,550
		13,406,362

	Medical - Equipment/ Devices (3.3%)
	Biomet, Inc.
1,450,000	6.500%, 08/01/20	1,562,375
1,850,000	6.500%, 10/01/20	1,974,875
	Ortho-Clinical Diagnostics, Inc.
725,000	6.625%, 05/15/22 144A	719,562
	Teleflex, Inc.
2,250,000	6.875%, 06/01/19	2,379,375
		6,636,187

	Oil & Gas Services (2.6%)
	Parker Drilling Co.
975,000	7.500%, 08/01/20	1,053,000
	SESI LLC
1,450,000	6.375%, 05/01/19	1,547,875
2,250,000	7.125%, 12/15/21	2,536,875
		5,137,750

	Pharmaceuticals (0.9%)
	Valeant Pharmaceuticals International, Inc.
600,000	7.000%, 10/01/20 144A	637,500
1,100,000	6.375%, 10/15/20 144A	1,168,750
		1,806,250

	Pipeline (4.8%)
	Crestwood Midstream Partners LP
875,000	6.000%, 12/15/20	918,750

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Pipeline (continued)
	Hiland Partners LP
$390,000	7.250%, 10/01/20 144A	$425,100
725,000	5.500%, 05/15/22 144A	734,062
	Holly Energy Partners, LP
800,000	6.500%, 03/01/20	862,000
	Markwest Energy Partners LP
2,000,000	6.750%, 11/01/20	2,170,000
	Sabine Pass Liquefaction, LLC
1,200,000	5.625%, 02/01/21	1,269,000
	Targa Resources Partners LP
650,000	6.875%, 02/01/21	703,625
800,000	6.375%, 08/01/22	870,000
	Tesoro Logistics LP
900,000	6.125%, 10/15/21	960,750
		8,913,287
	Real Estate (8.1%)
	CB Richard Ellis Services, Inc.
6,250,000	6.625%, 10/15/20	6,632,812
	Corrections Corporation of America
1,000,000	4.125%, 04/01/20	992,500
	CTR Partnership LP/CareTrust Capital Corp.
2,000,000	5.875%, 06/01/21 144A	2,040,000
	GEO Group, Inc.
1,800,000	6.625%, 02/15/21	1,930,500
1,000,000	5.875%, 01/15/22	1,050,000
	MPT Operating Partnership LP
2,400,000	6.875%, 05/01/21	2,616,000
	Ryman Hospitality Properties
1,000,000	5.000%, 04/15/21	997,500
		16,259,312
	Refining & Marketing (0.9%)
	Tesoro Corp.
800,000	5.375%, 10/01/22	836,000
	Western Refinancing, Inc.
1,000,000	6.250%, 04/01/21	1,045,000
		1,881,000
	Retail - Discretionary (2.7%)
	Hertz Corp.
1,150,000	6.750%, 04/15/19	1,219,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)	Value

	Retail - Discretionary (continued)
	Hertz Corp. (continued)
$500,000	5.875%, 10/15/20	$522,500
1,250,000	7.375%, 01/15/21	1,356,250
	The Men’s Wearhouse, Inc.
725,000	7.000%, 07/01/22 144A	750,375
	Michaels Stores, Inc.
362,000	5.875%, 12/15/20 144A	370,145
	Netflix, Inc.
1,100,000	5.375%, 02/01/21	1,152,250
		5,370,520
	Software & Services (2.6%)
	Activision Blizzard, Inc.
1,450,000	5.625%, 09/15/21 144A	1,562,375
	Lender Processing Services, Inc.
700,000	5.750%, 04/15/23	750,750
	SunGard Data Systems, Inc.
1,500,000	7.375%, 11/15/18	1,584,375
1,250,000	7.625%, 11/15/20	1,362,500
		5,260,000
	Transportation & Logistics (1.0%)
	Hornbeck Offshore Services, Inc.
2,000,000	5.875%, 04/01/20	2,070,000
	Travel & Lodging (2.6%)
	Hilton Worldwide Holdings, Inc.
2,000,000	5.625%, 10/15/21 144A	2,125,000
	Wynn Las Vegas LLC
800,000	7.750%, 08/15/20	872,000
2,100,000	5.375%, 03/15/22	2,186,625
		5,183,625
	Utilities (2.6%)
	Southern Star Central Gas Pipeline, Inc.
725,000	5.125%, 07/15/22 144A	730,438
	Waste & Environment Service Equipment & Facilities (0.9%)
	Covanta Holding Corp.
1,700,000	7.250%, 12/01/20	1,853,000
	Wireless Telecom Services (2.5%)
	Intelsat Jackson Holdings, Ltd.
3,500,000	7.250%, 10/15/20	3,771,250

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Principal
Amount	Corporate Bonds (continued)		Value

	Wireless Telecom Services (continued)
	Telestat Canada
$1,250,000	6.000%, 05/15/17 144A		$1,289,063
			5,060,313
	Wireline Telecom Services (1.1%)
	Equinix, Inc.
1,325,000	4.875%, 04/01/20		1,358,125
725,000	7.000%, 07/15/21		801,125
			2,159,250

	Total Investments (cost $190,253,306 -
	note 4)	96.6%	192,807,342
	Other assets less liabilities	3.4	6,792,709
	Net Assets	100.0%	$199,600,051

Note: 144A – Private placement subject to SEC Rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments

Aerospace & Defense	0.9%	Media Non-Cable	6.9%
Apparel & Textile Products	2.5	Medical - Equipment/ Devices	3.4
Cable & Satellite	6.0	Oil & Gas Services	2.7
Casinos & Gaming	2.3	Pharmaceuticals	0.9
Communications Equipment	2.2	Pipeline	4.6
Consumer Finance	0.4	Real Estate	8.4
Consumer Products	0.4	Refining & Marketing	1.0
Consumer Services	7.0	Retail - Discretionary	2.8
Containers & Packaging	3.3	Software & Services	2.7
Entertainment	1.2	Transportation & Logistics	1.1
Entertainment Resources	5.9	Travel & Lodging	2.7
Exploration & Production	11.1	Utilities	0.4
Food & Beverage	5.2	Waste & Environment Service
Hardware	2.2	Equipment & Facilities	1.0
Health Care Facilities/Services	5.3	Wireless Telecom Services	2.6
Leisure Products	0.3	Wireline Telecom Services	1.1
Machinery	1.5		100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2014 (unaudited)

Shares	Common Stocks (96.7%)	Value

	Apparel & Textile Products (1.8%)
10,744	Carter’s, Inc.	$740,584
8,134	PVH Corp	948,424
18,716	Wolverine World Wide, Inc	487,739
		2,176,747
	Beverages (2.3%)
31,893	Constellation Brands, Inc.+	2,810,730
	Cable & Satellite (5.8%)
10,663	Charter Communications, Inc.+	1,688,806
28,214	Comcast Corp.	1,514,527
11,006	DIRECTV+	935,620
33,457	DISH Network Corp.+	2,177,381
14,906	EchoStar Corp.+	789,124
		7,105,458
	Casinos & Gaming (1.3%)
6,247	Churchill Downs, Inc.	562,917
42,593	Pinnacle Entertainment, Inc.+	1,072,492
		1,635,409
	Catalog & Television Based Retailer (2.3%)
97,360	Liberty Interactive Corp.+	2,858,490
	Communications Equipment (0.5%)
10,714	ViaSat, Inc.+	620,983
	Consumer Finance (0.7%)
16,517	Fidelity National Information Services, Inc	904,141
	Consumer Services (8.3%)
84,633	Aramark Corp.	2,190,302
175,946	Service Corp. International	3,645,601
41,476	United Rentals, Inc.+	4,343,781
		10,179,684
	Containers & Packaging (11.2%)
34,070	Ball Corp	2,135,508
125,473	Berry Plastics Corp.+	3,237,203
73,860	Crown Holdings, Inc.+	3,675,274
197,248	Graphic Packaging Holding Co.+	2,307,802
40,163	Sealed Air Corp	1,372,370
20,548	Silgan Holdings, Inc.	1,044,249
		13,772,406
	Entertainment (0.3%)
17,476	DreamWorks Animation SKG, Inc.+	406,492

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Shares	Common Stocks (continued)	Value

	Entertainment Resources (3.3%)
55,792	AMC Entertainment	$1,387,547
17,664	Cinemark Holdings, Inc	624,599
34,130	Live Nation Entertainment, Inc.+	842,670
55,273	Regal Entertainment	1,166,260
		4,021,076
	Exploration & Production (6.5%)
30,669	Antero Resources Corp.+	2,012,806
24,279	Bonanza Creek Energy, Inc.+	1,388,516
16,481	Oasis Petroleum, Inc.+	921,123
9,788	SM Energy Co.	823,171
35,715	Whiting Petroleum Corp.+	2,866,129
		8,011,745
	Flow Control Equipment (0.8%)
8,517	SPX Corp	921,625
	Food Manufacturing (2.5%)
23,843	B&G Foods, Inc.	779,428
24,669	Pinnacle Foods, Inc	811,610
18,087	Treehouse Foods, Inc.+	1,448,226
		3,039,264
	Generic Pharmaceuticals (5.6%)
13,512	Actavis, Inc.+	3,013,852
74,724	Mylan, Inc.+	3,852,769
		6,866,621
	Hardware (7.5%)
30,122	CDW Corp	960,289
24,544	NCR Corp.+	861,249
72,866	NXP Semiconductors N.V.+	4,822,272
55,803	Sensata Technologies+	2,610,464
		9,254,274
	Health Care Facilities/Services (7.0%)
64,211	Amsurg Corp.+	2,926,095
17,524	Envision Healthcare Corp.+	629,287
89,287	HCA Holdings, Inc.+	5,034,001
		8,589,383
	Health Care Supplies (1.6%)
14,256	Cooper Companies, Inc	1,932,116
	Health Care Supply Chain (0.4%)
12,354	Catamaran Corp.+	545,553

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Shares	Common Stocks (continued)	Value

	Hotel Ownership REIT (1.8%)
101,193	Host Hotels & Resorts, Inc.	$2,227,258
	Local Media (3.3%)
24,384	Liberty Media Corp.+	3,332,805
22,312	Twenty-First Century Fox (Class B)	763,740
		4,096,545
	Lodging (2.7%)
41,829	Starwood Hotels & Resorts Worldwide, Inc.	3,380,620
	Media Non-Cable (3.7%)
68,555	Nielsen Holdings N.V.	3,318,748
41,266	Starz LLC+	1,229,314
		4,548,062
	Medical - Equipment/ Devices (1.4%)
16,427	Teleflex, Inc	1,734,691
	Motion Pictures & Television Production (1.6%)
67,593	Lions Gate Entertainment Corp.	1,931,808
	Oil & Gas Services (0.7%)
25,307	Superior Energy Services, Inc.	914,595
	Pharmaceuticals (0.7%)
6,481	Valeant Pharmaceuticals International, Inc.+	817,384
	Real Estate (5.0%)
27,206	CB Richard Ellis Services, Inc.+	871,680
64,195	Corrections Corporation of America	2,108,806
49,626	GEO Group, Inc.	1,773,137
29,421	Ryman Hospitality Properties	1,416,621
		6,170,244
	Retail - Discretionary (1.0%)
45,353	Hertz Corp.+	1,271,245
	Semiconductor Devices (0.6%)
10,679	Avago Technologies Ltd	769,635
	Software & Services (1.1%)
58,019	Activision Blizzard, Inc	1,293,824
	Transportation & Logistics (0.6%)
16,995	Hornbeck Offshore Services, Inc.+	797,405
	Travel & Lodging (0.5%)
27,201	Hilton Worldwide Holdings, Inc.+	633,783

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2014 (unaudited)

Shares	Common Stocks (continued)		Value

	Wireless Telecom Services (1.0%)
63,928	Intelsat S.A.+		$1,204,403
	Wireline Telecom Services (1.3%)
39,519	tw telecom holdings, inc.+		1,593,011
	Total Investments (cost $89,601,368–
	note 4)	96.7%	119,036,710
	Other assets less liabilities	3.3	4,010,291
	Net Assets	100.0%	$123,047,001

	+ Non-income producing security.

Portfolio	Percent of	Portfolio	Percent of
Distribution	Investments	Distribution	Investments

Apparel & Textile Products	1.8%	Health Care Supply Chain	0.5%
Beverages	2.4	Hotel Ownership REIT	1.9
Cable & Satellite	6.0	Local Media	3.4
Casinos & Gaming	1.4	Lodging	2.8
Catalog & Television Based Retailer	2.4	Media Non-Cable	3.8
Communications Equipment	0.5	Medical - Equipment/ Devices	1.5
Consumer Finance	0.8	Motion Pictures
Consumer Services	8.5	& Television Production	1.6
Containers & Packaging	11.6	Oil & Gas Services	0.8
Entertainment	0.3	Pharmaceuticals	0.7
Entertainment Resources	3.4	Real Estate	5.2
Exploration & Production	6.7	Retail - Discretionary	1.1
Flow Control Equipment	0.8	Semiconductor Devices	0.6
Food Manufacturing	2.5	Software & Services	1.1
Generic Pharmaceuticals	5.8	Transportation & Logistics	0.7
Hardware	7.8	Travel & Lodging	0.5
Health Care Facilities/Services	7.2	Wireless Telecom Services	1.0
Health Care Supplies	1.6	Wireline Telecom Services	1.3
			100.0%

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2014 (unaudited)

	AQUILA		AQUILA
	THREE PEAKS		THREE PEAKS
	HIGH		OPPORTUNITY
ASSETS	INCOME FUND		GROWTH FUND
Investments at value
(cost $190,253,306 and $89,601,368, respectively)	$192,807,342		$119,036,710
Cash	5,540,297		3,234,490
Receivable for investment securities sold	—		1,820,276
Receivable for interest and dividends	2,567,007		105,043
Receivable for Fund shares sold	157,344		820,243
Other assets	64,267		34,973
Total assets	201,136,257		125,051,735
LIABILITIES
Dividends payable	450,364		—
Payable for Fund shares redeemed	674,953		71,111
Payable for investment securities purchased	250,000		1,834,353
Management fees payable	80,207		82,163
Distribution and service fees payable	4,294		3,283
Accrued expenses	76,388		13,824
Total liabilities	1,536,206		2,004,734
NET ASSETS	$199,600,051		$123,047,001
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares,
par value $0.01 per share	$224,867		$29,006
Additional paid-in capital	193,069,533		92,842,192
Net unrealized appreciation on investments (note 4)	2,554,036		29,435,342
Accumulated net realized gain on investments	3,751,615		958,009
Net investment loss	—		(217,548)
	$199,600,051		$123,047,001
CLASS A
Net Assets	$58,196,496		$45,956,184
Capital shares outstanding	6,558,529		1,085,798
Net asset value and redemption price per share	$8.87		$42.32
Maximum offering price per share (100/96 of $8.87 and
100/95.75 of $42.32, respectively, adjusted to the nearest cent)	$9.24		$44.20
CLASS C
Net Assets	$26,676,279		$16,419,460
Capital shares outstanding	3,006,321		451,195
Net asset value and offering price per share	$8.87		$36.39
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase) .	$8.87	*	$36.39	*
CLASS I
Net Assets	$3,027,084		$692,898
Capital shares outstanding	341,012		15,931
Net asset value, offering and redemption price per share	$8.88		$43.49
CLASS Y
Net Assets	$111,700,192		$59,978,459
Capital shares outstanding	12,580,810		1,347,659
Net asset value, offering and redemption price per share	$8.88		$44.51

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2014 (unaudited)

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Investment Income:

Interest income	$6,532,219	$–
Dividend income
(net of foreign tax withheld of $5,846)	–	562,046
Total investment income	6,532,219	562,046

Expenses:

Management fees (note 3)	832,700	466,872
Distribution and service fees (note 3)	260,703	129,484
Transfer and shareholder servicing agent
fees (note 3)	253,989	45,533
Trustees’ fees and expenses	81,271	28,437
Legal fees	79,300	38,951
Shareholders’ reports	49,548	9,160
Registration fees and dues	39,821	33,221
Fund accounting fees	22,691	1,684
Auditing and tax fees	12,984	7,042
Custodian fees (note 5)	9,673	10,296
Insurance	6,356	1,849
Chief compliance officer services (note 3)	2,767	2,740
Miscellaneous	13,407	12,865
Total expenses	1,665,210	788,134

Management fees waived (note 3)	(211,609)	(8,529)
Expenses paid indirectly (note 5)	(18)	(11)
Net expenses	1,453,583	779,594
Net investment income (loss)	5,078,636	(217,548)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	3,204,623	589,338
Change in unrealized appreciation on
investments	1,776,269	11,393,500

Net realized and unrealized gain (loss) on
investments	4,980,892	11,982,838
Net change in net assets resulting from
operations	$10,059,528	$11,765,290

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30,2014	Year Ended
	(unaudited)	December 31, 2013

OPERATIONS:
Net investment income	$5,078,636	$13,369,079
Net realized gain (loss) from securities
transactions	3,204,623	5,175,755
Change in unrealized appreciation on
investments	1,776,269	(4,113,657)
Change in net assets resulting from
operations	10,059,528	14,431,177

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,171,418)	(2,669,962)
Net realized gain on investments	—	(1,308,035)

Class C Shares:
Net investment income	(436,820)	(1,085,500)
Net realized gain on investments	—	(594,286)

Class I Shares:
Net investment income	(1,019,788)	(3,128,216)
Net realized gain on investments	—	(1,728,590)

Class Y Shares:
Net investment income	(2,450,610)	(6,485,401)
Net realized gain on investments	—	(2,515,344)
Change in net assets from distributions	(5,078,636)	(19,515,334)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	17,480,746	81,538,385
Reinvested dividends and distributions	2,929,064	12,962,651
Short-term trading redemption fees	8,038	11,785
Cost of shares redeemed	(127,088,127)	(142,899,257)
Change in net assets from capital share
transactions	(106,670,279)	(48,386,436)
Change in net assets	(101,689,387)	(53,470,593)

NET ASSETS:
Beginning of period	301,289,438	354,760,031
End of period	$199,600,051	$301,289,438

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(unaudited)	December 31, 2013

OPERATIONS:
Net investment income (loss)	$(217,548)	$(5,930)
Net realized gain (loss) from securities
transactions	589,338	2,009,070
Change in unrealized appreciation on
investments	11,393,500	14,097,626
Change in net assets from operations	11,765,290	16,100,766

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	—	–
Net realized gain on investments	—	(441,705)

Class C Shares:
Net investment income	—	–
Net realized gain on investments	—	(175,080)

Class I Shares:
Net investment income	—	–
Net realized gain on investments	—	(3,457)

Class Y Shares:
Net investment income	–	–
Net realized gain on investments	—	(474,706)
Change in net assets from distributions	—	(1,094,948)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	29,643,771	60,370,053
Reinvested distributions	—	783,490
Short-term trading redemption fees	5,456	10,053
Cost of shares redeemed	(8,888,392)	(10,538,701)
Change in net assets from capital share
transactions	20,760,835	50,624,895
Change in net assets	32,526,125	65,630,713

NET ASSETS:
Beginning of period	90,520,876	24,890,163
End of period	$123,047,001	$90,520,876

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2014 (unaudited)

1. Organization

     Aquila Funds Trust (the "Trust"), a Massachusetts business trust, commenced operations under the name, Aquila Three Peaks High Income Fund on June 1, 2006. It was renamed Aquila Funds Trust, effective April 10, 2013 and since October 14, 2013 has been comprised of two series: Aquila Three Peaks High Income Fund and Aquila Three Peaks Opportunity Growth Fund (each, a “Fund”). Each Fund is an open-end diversified investment company. Aquila Three Peaks High Income Fund’s objective is to obtain high current income. Capital appreciation is a secondary objective when consistent with its primary objective. Aquila Three Peaks Opportunity Growth Fund seeks capital appreciation whereby it invests primarily in the equity securities of companies located throughout the United States.

     Both Funds are authorized to issue an unlimited number of shares and offer four classes of shares: Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee.

     All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by both Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system. Securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost. Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. With respect to Aquila Three Peaks High Income Fund, in the case of securities for which market quotations are readily available, securities are valued at the bid price.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

b)
Fair value measurements: Both Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the respective Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of each Fund’s investments, used to value the respective Fund’s net assets as of June 30, 2014:

	AQUILA	AQUILA
	THREE PEAKS	THREE PEAKS
	HIGH	OPPORTUNITY
	INCOME FUND	GROWTH FUND
Valuation Inputs	Investments in Securities*

Level 1 – Quoted Prices – Common Stocks	$—	$119,036,710
Level 2 – Other Significant Observable Inputs	192,807,342	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$192,807,342	$119,036,710

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, each Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

e)
Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2013, Aquila Three Peaks Opportunity Growth Fund decreased accumulated net realized loss on investments by $5,930 and decreased accumulated gains by $5,930. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for each Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of each Fund has been delegated to a Sub-Adviser as described below. Under each Advisory and Administrative Agreement, the Manager provides all administrative services to the respective Fund, other than those relating to the day-today portfolio management. The Manager’s services include providing the offices of the Funds and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Funds such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services to Aquila Three Peaks High Income Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of close of business each day at the annual rate of 0.65% of the Fund’s net assets. For its services to Aquila Three Peaks Opportunity Growth Fund, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.90% on the Fund’s net assets up to $100 million, 0.85% on such assets above $100 million up to $250 million, and 0.80% on assets above $250 million.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for both Funds under Sub-Advisory Agreements between the Manager and the Sub-Adviser. Under the agreements, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Funds, the investment programs of the Funds and the composition of their portfolios and arranges for the purchases and sales of portfolio securities. For its services with respect to Aquila Three Peaks High Income Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of close of business each day at the annual rate of 0.45% on the first $100 million net assets, 0.40% on the next $150 million of the net assets and 0.35% on the net assets above $250 million. For its services with respect to Aquila Three Peaks Opportunity Growth Fund, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.50% on the Fund’s net assets up to $100 million, 0.45% on such assets above $100 million up to $250 million, and 0.40% on assets above $250 million.

     For Aquila Three Peaks High Income Fund, the Manager and the Sub-Adviser determined to voluntarily waive fees for the six months ended June 30, 2014. Thus, for the six months ended June 30, 2014, the Fund incurred gross management fees of $832,700, of which $211,609 was voluntarily waived.

     For the six months ended June 30, 2014, Aquila Three Peaks Opportunity Growth Fund incurred management fees of $466,872, of which $8,529 was contractually waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses so that total Fund expenses will not exceed 1.55% for Class A Shares, 2.25% for Class C Shares, 1.49% for Class I Shares and 1.25% for Class Y Shares. These expense limitations are in effect until April 30, 2015. Prior to that date, the arrangement may not be terminated without the approval of the Board of Trustees. The Sub-Adviser has agreed to waive its fee in the same proportion as the Manager is required to waive its fee in connection with the aforementioned undertaking. For a period of three years, subsequent to the end of each of the Fund’s fiscal years, the Manager may recover from the Fund certain fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed any contractual limitations. As of June 30, 2014, the total of these amounts was $740,067 of which $250,839 expires on December 31, 2014, $257,356 expires on December 31, 2015 and $231,872 expires on December 31, 2016.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Funds for Chief Compliance Officer related services provided to enable the Funds to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Funds' Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Funds have adopted Distribution Plans (each a “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plans, with respect to Class A Shares, the Funds are authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

     For the six months ended June 30, 2014, these payments were as follows:

	Annual
	Distribution Fee	Distribution Fees	Distributor
	Rate on Class A	on Class A	Retained
Aquila Three Peaks High Income Fund	0.20%	$59,333	$2,165
Aquila Three Peaks Opportunity Growth Fund	0.30%	$59,916	$2,940

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the respective Fund’s average net assets represented by Class C Shares. In addition, under a Shareholder Services Plan, the Funds are authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the respective Fund’s average net assets represented by Class C Shares.

     For the six months ended June 30, 2014, these payments were as follows:

	Qualified	Shareholder
	Recipients Total	Services Total	Distributor
	on Class C	on Class C	Retained
Aquila Three Peaks High Income Fund	$104,296	$34,765	$33,523
Aquila Three Peaks Opportunity Growth Fund	$51,841	$17,280	$11,867

     Under another part of the Plan, the Funds are authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Funds have a Shareholder Services Plan under which each Fund may pay service fees of not more than 0.25% of the average annual net assets of the respective Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets.

     With respect to Aquila Three Peaks High Income Fund, for the six months ended June 30, 2014, these payments were made at the average annual rate of 0.40% (0.25% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $100,310 of which $62,309 related to the Plan and $38,001 related to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

     With respect to Aquila Three Peaks Opportunity Growth Fund, for the six months ended June 30, 2014, these payments were made at the average annual rate of 0.35% (0.20% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $782 of which $447 related to the Plan and $335 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Funds' Prospectus and Statement of Additional Information.

     Under Distribution Agreements, the Distributor serves as the exclusive distributor of the Funds' shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), Fund shares are sold primarily through the facilities of these intermediaries with the bulk of any sales commissions inuring to such intermediaries. For the six months ended June 30, 2014, Aquila Three Peaks High Income Fund's total commissions on sales of Class A amounted to $25,188 of which the Distributor received $4,972. For the six months ended June 30, 2014, Aquila Three Peaks Opportunity Growth Fund's total commissions on sales of Class A Shares amounted to $127,436 of which the Distributor received $11,592.

4. Purchases and Sales of Securities

Aquila Three Peaks High Income Fund

     During the six months ended June 30, 2014, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $127,448,796 and $230,485,772, respectively.

     At June 30, 2014, the aggregate tax cost for all securities was $190,253,306. At June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $3,061,097 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $507,061 for a net unrealized appreciation of $2,554,036.

Aquila Three Peaks Opportunity Growth Fund

     During the six months ended June 30, 2014, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $29,920,441 and $9,039,201, respectively.

     At June 30, 2014, the aggregate tax cost for all securities was $89,646,145. At June 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $30,042,414 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $651,849 for a net unrealized appreciation of $29,390,565.

5. Expenses

     The Funds negotiated an expense offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

6. Portfolio Orientation

     Aquila Three Peaks High Income Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds”. High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

     Aquila Three Peaks Opportunity Growth Fund may invest no less than 70% of its net assets in equity securities believed to have the potential for capital appreciation. The Fund may invest in a range of stock market capitalizations that could include small-cap, mid-cap, and large cap. Thus the Fund may invest in common stocks without regard to whether they could be described as “growth” or “value”. The Fund may, from time-to-time, hold as much as 30% of its net assets in fixed-income securities including junk bonds. These bonds generally have a greater credit risk than other types of fixed-income securities.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

7. Capital Share Transactions

Aquila Three Peaks High Income Fund

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended			Year Ended
	June 30, 2014 (unaudited)			December 31, 2013
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	490,760	$4,318,556		2,056,932	$18,248,044
Reinvested distributions	96,669	853,057		349,605	3,074,886
Cost of shares redeemed	(1,395,338)	(12,249,965	)(a)	(2,243,224)	(19,872,774)
Net change	(807,909)	(7,078,352)		163,313	1,450,156
Class C Shares:
Proceeds from shares sold	107,807	950,025		902,588	8,000,510
Reinvested distributions	30,973	273,338		122,487	1,076,570
Cost of shares redeemed	(479,105)	(4,223,374)		(1,464,137)	(12,974,051)
Net change	(340,325)	(3,000,011)		(439,062)	(3,896,971)
Class I Shares:
Proceeds from shares sold	440,265	3,865,511		2,852,068	25,148,631
Reinvested distributions	56,806	499,654		363,748	3,202,135
Cost of shares redeemed	(9,862,907)	(87,085,294	)(b)	(1,194,954)	(10,571,339)
Net change	(9,365,836)	(82,720,129)		2,020,862	17,779,427
Class Y Shares:
Proceeds from shares sold	946,335	8,346,654		3,393,033	30,141,200
Reinvested distributions	147,709	1,303,015		636,798	5,609,060
Cost of shares redeemed	(2,663,518)	(23,521,456	)(c)	(11,211,958)	(99,469,308)
Net change	(1,569,474)	(13,871,787)		(7,182,127)	(63,719,048)
Total transactions in Fund
shares	(12,083,544)	$(106,670,279)		(5,437,014)	$(48,386,436)

(a)	Net of short-term trading redemption fees of $3,617. (See note 7b)
(b)	Net of short-term trading redemption fees of $4,150 and $3,901, for the six months ended June 30, 2014 and the year ended December 31, 2013, respectively. (See note 7b)
(c)	Net of short-term trading redemption fees of $271 and $7,884, for the six months ended June 30, 2014 and the year ended December 31, 2013, respectively. (See note 7b)

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

Aquila Three Peaks Opportunity Growth Fund

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended			Year Ended
	June 30, 2014 (unaudited)			December 31, 2013
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold	223,488	$8,819,217		614,623	$20,692,973
Reinvested distributions	—	—		9,303	353,886
Cost of shares redeemed	(88,724)	(3,532,145	)(a)	(184,640)	(6,208,194	)(a)
Net change	134,764	5,287,072		439,286	14,838,665
Class C Shares:
Proceeds from shares sold	93,251	3,168,401		320,348	9,439,395
Reinvested distributions	—	—		3,908	128,347
Cost of shares redeemed	(21,337)	(718,539)		(31,300)	(903,397)
Net change	71,914	2,449,862		292,956	8,664,345
Class I Shares:
Proceeds from shares sold	10,236	422,200		7,063	244,464
Reinvested distributions	—	—		88	3,457
Cost of shares redeemed	(1,731)	(72,487)		(3,854)	(130,909	)(b)
Net change	8,505	349,713		3,297	117,012
Class Y Shares:
Proceeds from shares sold	418,062	17,233,953		841,560	29,993,221
Reinvested distributions	—	—		7,454	297,800
Cost of shares redeemed	(110,732)	(4,559,765	)(c)	(90,930)	(3,286,148	)(c)
Net change	307,330	12,674,188		758,084	27,004,873
Total transactions in Fund
shares	522,513	$20,760,835		1,493,623	$50,624,895

(a)	Net of short-term trading redemption fees of $1,734 and $5,403 for the six months ended June 30, 2014 and the year ended December 31, 2013, respectively. (See note 7b)
(b)	Net of short-term trading redemption fees of $105. (See note 7b)
(c)	Net of short-term trading redemption fees of $3,722 and $4,545 for the six months ended June 30, 2014 and the year ended December 31, 2013 , respectively. (See note 7b)

b)
Short-Term Trading Redemption Fee: The Funds and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Funds impose redemption fees of 1.00% and 2.00% (respectively for Aquila Three Peaks High Income and Aquila Three Peaks Opportunity Growth Fund) of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fees are paid to the respective Fund and are designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value “NAV” calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability.

NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2014 (unaudited)

8. Income Tax Information and Distributions

Aquila Three Peaks High Income Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Aquila Three Peaks Opportunity Growth Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

The tax character of distributions:

	Aquila Three Peaks		Aquila Three Peaks
	High Income Fund		Opportunity Growth Fund
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012

Ordinary income	$16,222,576	$19,466,444	$270,506	$321,736
Long term capital gain	3,292,758	9,244,879	824,442	1,871
	$19,515,334	$28,711,323	$1,094,948	$323,607

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

	Aquila Three Peaks	Aquila Three Peaks
	High Income Fund	Opportunity Growth Fund
Ordinary Income	$382,552	$314,617
Accumulated net realized gain	164,440	80,065
Unrealized appreciation	777,767	18,015,831
	$1,324,759	$18,410,513

For Aquila Three Peaks Opportunity Growth Fund, the difference between book and tax unrealized appreciation is due to wash sales.

9. Securities Traded on a When-Issued Basis

The Funds may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for the other securities.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.71		$8.86		$8.93		$9.05		$9.00		$7.71
Income (loss) from investment operations:
Net investment income(1)	0.17		0.37		0.41		0.49		0.55		0.64
Net gain (loss) on securities (both
realized and unrealized)	0.16		0.03		0.24		(0.03)		0.29		1.30
Total from investment operations	0.33		0.40		0.65		0.46		0.84		1.94
Less distributions:
Dividends from net investment income	(0.17)		(0.37)		(0.41)		(0.49)		(0.55)		(0.65)
Distributions from capital gains	—		(0.18)		(0.31)		(0.09)		(0.24)		—
Total distributions	(0.17)		(0.55)		(0.72)		(0.58)		(0.79)		(0.65)
Net asset value, end of period	$8.87		$8.71		$8.86		$8.93		$9.05		$9.00
Total return (not reflecting sales charge)	3.84	%(4)	4.64%		7.40%		5.20%		9.60%		25.92%
Ratios/supplemental data
Net assets, end of period (in millions)	$58		$64		$64		$56		$51		$44
Ratio of expenses to average net assets	1.14	%(5)	1.14%		1.14	%(2)	1.10	%(2)	1.12	%(2)	1.00%
Ratio of net investment income to average
net assets	3.95	%(5)	4.20%		4.49	%(2)	5.46	%(2)	5.99	%(2)	7.43%
Portfolio turnover rate	53	%(4)	95%		173%		67%		72%		155%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.31	%(5)	1.28	%(3)	1.14	%(2)	1.10	%(2)	1.12	%(2)	1.17%
Ratio of net investment income to average
net assets	3.78	%(5)	4.07	%(3)	4.49	%(2)	5.46	%(2)	5.99	%(2)	7.26%

The expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.14	%(5)	1.14	%(2)	1.14	%(2)	1.10	%(2)	1.12	%(2)	1.00%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.20% and 4.15%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.71		$8.86		$8.93		$9.05		$9.00		$7.71
Income (loss) from investment operations:
Net investment income(1)	0.14		0.30		0.33		0.42		0.47		0.57
Net gain (loss) on securities (both
realized and unrealized)	0.16		0.03		0.24		(0.03)		0.29		1.30
Total from investment operations	0.30		0.33		0.57		0.39		0.76		1.87
Less distributions:
Dividends from net investment income	(0.14)		(0.30)		(0.33)		(0.42)		(0.47)		(0.58)
Distributions from capital gains	—		(0.18)		(0.31)		(0.09)		(0.24)		—
Total distributions	(0.14)		(0.48)		(0.64)		(0.51)		(0.71)		(0.58)
Net asset value, end of period	$8.87		$8.71		$8.86		$8.93		$9.05		$9.00
Total return (not reflecting CDSC)	3.43	%(4)	3.81%		6.55%		4.37%		8.73%		24.91%
Ratios/supplemental data
Net assets, end of period (in millions)	$27		$29		$34		$32		$33		$26
Ratio of expenses to average net assets	1.94	%(5)	1.94%		1.94	%(2)	1.91	%(2)	1.92	%(2)	1.80%
Ratio of net investment income to average
net assets	3.14	%(5)	3.41%		3.69	%(2)	4.67	%(2)	5.16	%(2)	6.56%
Portfolio turnover rate	53	%(4)	95%		173%		67%		72%		155%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	2.11	%(5)	2.07	%(3)	1.94	%(2)	1.91	%(2)	1.92	%(2)	1.96%
Ratio of net investment income to average
net assets	2.98	%(5)	3.28	%(3)	3.69	%(2)	4.67	%(2)	5.16	%(2)	6.40%

The expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.94	%(5)	1.94%		1.94	%(2)	1.91	%(2)	1.92	%(2)	1.80%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.99% and 3.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.72		$8.87		$8.93		$9.05		$9.01		$7.72
Income (loss) from investment operations:
Net investment income(1)	0.18		0.37		0.41		0.50		0.55		0.64
Net gain (loss) on securities (both
realized and unrealized)	0.15		0.03		0.25		(0.03)		0.28		1.31
Total from investment operations	0.33		0.40		0.66		0.47		0.83		1.95
Less distributions:
Dividends from net investment income	(0.17)		(0.37)		(0.41)		(0.50)		(0.55)		(0.66)
Distributions from capital gains	—		(0.18)		(0.31)		(0.09)		(0.24)		—
Total distributions	(0.17)		(0.55)		(0.72)		(0.59)		(0.79)		(0.66)
Net asset value, end of period	$8.88		$8.72		$8.87		$8.93		$9.05		$9.01
Total return (not reflecting sales charge)	3.84	%(4)	4.62%		7.49%		5.23%		9.51%		25.96%
Ratios/supplemental data
Net assets, end of period (in millions)	$3		$85		$68		$111		$91		$76
Ratio of expenses to average net assets	1.13	%(5)	1.15%		1.16	%(2)	1.08	%(2)	1.09	%(2)	0.95%
Ratio of net investment income to average
net assets	4.03	%(5)	4.18%		4.50	%(2)	5.47	%(2)	6.01	%(2)	7.48%
Portfolio turnover rate	53	%(4)	95%		173%		67%		72%		155%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.29	%(5)	1.30	%(3)	1.16	%(2)	1.08	%(2)	1.09	%(2)	1.11%
Ratio of net investment income to average
net assets	3.86	%(5)	4.03	%(3)	4.50	%(2)	5.47	%(2)	6.01	%(2)	7.32%

The expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.13	%(5)	1.15%		1.16	%(2)	1.08	%(2)	1.09	%(2)	0.94%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 1.22% and 4.11%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012		2011		2010		2009
Net asset value, beginning of period	$8.72		$8.87		$8.93		$9.05		$9.00		$7.71
Income (loss) from investment operations:
Net investment income(1)	0.18		0.39		0.43		0.51		0.57		0.66
Net gain (loss) on securities (both
realized and unrealized)	0.16		0.03		0.25		(0.03)		0.29		1.30
Total from investment operations	0.34		0.42		0.68		0.48		0.86		1.96
Less distributions:
Dividends from net investment income	(0.18)		(0.39)		(0.43)		(0.51)		(0.57)		(0.67)
Distributions from capital gains	—		(0.18)		(0.31)		(0.09)		(0.24)		—
Total distributions	(0.18)		(0.57)		(0.74)		(0.60)		(0.81)		(0.67)
Net asset value, end of period	$8.88		$8.72		$8.87		$8.93		$9.05		$9.00
Total return (not reflecting sales charge)	3.94	%(4)	4.85%		7.73%		5.41%		9.81%		26.15%
Ratios/supplemental data
Net assets, end of period (in millions)	$112		$123		$189		$174		$146		$125
Ratio of expenses to average net assets	0.94	%(5)	0.94%		0.94	%(2)	0.90	%(2)	0.92	%(2)	0.80%
Ratio of net investment income to average
net assets	4.14	%(5)	4.40%		4.68	%(2)	5.66	%(2)	6.19	%(2)	7.58%
Portfolio turnover rate	53	%(4)	95%		173%		67%		72%		155%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.11	%(5)	1.06	%(3)	0.94	%(2)	0.90	%(2)	0.92	%(2)	0.97%
Ratio of net investment income to average
net assets	3.97	%(5)	4.28	%(3)	4.68	%(2)	5.66	%(2)	6.19	%(2)	7.42%

The expense ratios after giving effect to voluntary waiver of fees, expense reimbursement and/or expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	0.94	%(5)	0.94%		0.94	%(2)	0.90	%(2)	0.92	%(2)	0.80%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	No reduction in the management fee was required during the period, contractual or otherwise.
(3)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income ratio would have been 0.98% and 4.36%, respectively, for the year ended December 31, 2013.

(4)	Not annualized.
(5)	Annualized.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$38.06		$28.08		$22.93	$26.64	$22.95	$17.57
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)		(0.01)		0.38	(0.08)	(0.09)	(0.05)
Net gain (loss) on securities (both
realized and unrealized)	4.35		10.45		5.15	(1.00)	3.78	5.43
Total from investment operations	4.26		10.44		5.53	(1.08)	3.69	5.38
Less distributions (note 8):
Dividends from net investment income	—		—		(0.36)	—	—	—
Distributions from capital gains	—		(0.47)		(0.02)	(2.64)	—	—
Total distributions	—		(0.47)		(0.38)	(2.64)	—	—
Paid-in capital from redemption
fees (note 7b)	—		0.01		—	0.01	—	—
Net asset value, end of period	$42.32		$38.06		$28.08	$22.93	$26.64	$22.95
Total return (not reflecting sales charges)	11.19	%(4)		37.22%	24.12%	(4.01)%	16.08%	30.62%
Ratios/supplemental data
Net assets, end of period (in thousands)	$45,956		$36,198		$14,369	$11,904	$10,053	$8,682
Ratio of expenses to average net assets	1.55	%(4)	1.55%		1.53%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets	(0.48	)%(4)		(0.02)%	1.47%	(0.31)%	(0.40)%	(0.26)%
Portfolio turnover rate	9	%(3)	33%		44%	39%	116%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.56	%(4)	2.01	%(2)	2.82%	2.87%	7.47%	4.79%
Ratio of net investment income (loss) to
average net assets	(0.49	)%(4)	(0.48	)%(2)	0.18%	(1.68)%	(6.37)%	(3.55)%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.55	%(4)	1.55%		1.53%	1.50%	1.50%	1.50%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.91% and (0.38)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$32.84		$24.45		$20.04	$23.81	$20.67	$15.94
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.20)		(0.24)		0.18	(0.24)	(0.23)	(0.18)
Net gain (loss) on securities (both
realized and unrealized)	3.75		9.10		4.47	(0.89)	3.37	4.91
Total from investment operations	3.55		8.86		4.65	(1.13)	3.14	4.73
Less distributions (note 8):
Dividends from net investment income	—		—		(0.22)	—	—	—
Distributions from capital gains	—		(0.47)		(0.02)	(2.64)	—	—
Total distributions	—		(0.47)		(0.24)	(2.64)	—	—
Net asset value, end of period	$36.39		$32.84		$24.45	$20.04	$23.81	$20.67
Total return (not reflecting CDSC)	10.81	%(3)		36.24%	23.22%	(4.74)%	15.19%	29.67%
Ratios/supplemental data
Net assets, end of period (in thousands)	$16,419		$12,457		$2,111	$1,772	$855	$637
Ratio of expenses to average net assets	2.25	%(4)	2.25%		2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss)
to average net assets	(1.17	)%(4)		(0.82)%	0.77%	(1.03)%	(1.11)%	(1.04)%
Portfolio turnover rate	9	%(3)	33%		44%	39%	116%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	2.26	%(4)	2.63	%(2)	3.52%	3.50%	8.27%	5.58%
Ratio of net investment income (loss) to
average net assets	(1.19	)%(4)	(1.19	)%(2)	(0.49)%	(2.27)%	(7.13)%	(4.37)%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	2.25	%(4)	2.25%		2.25%	2.25%	2.25%	2.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 2.53% and (1.10)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$39.06		$28.72		$23.45	$27.08	$23.24	$17.73
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		0.06		1.08	0.04	0.06	0.03
Net gain (loss) on securities (both
realized and unrealized)	4.46		10.73		4.67	(1.03)	3.78	5.48
Total from investment operations	4.43		10.79		5.75	(0.99)	3.84	5.51
Less distributions (note 8):
Dividends from net investment income	—		—		(0.46)	—	—	—
Distributions from capital gains	—		(0.47)		(0.02)	(2.64)	—	—
Total distributions	—		(0.47)		(0.48)	(2.64)	—	—
Paid-in capital from redemption fees (note 7b).	—		0.02		—	—	—	—
Net asset value, end of period	$43.49		$39.06		$28.72	$23.45	$27.08	$23.24
Total return	11.34	%(3)		37.64%	24.55%	(3.65)%	16.52%	31.08%
Ratios/supplemental data
Net assets, end of period (in thousands)	$693		$290		$119	$21	$24	$8
Ratio of expenses to average net assets	1.30	%(4)	1.18%		1.17%	1.13%	1.13%	1.12%
Ratio of net investment income (loss)
to average net assets	(0.13	)%(4)	0.16%		3.95%	0.14%	0.26%	1.04%
Portfolio turnover rate	9	%(3)	33%		44%	39%	116%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.53	%(4)	1.91	%(2)	2.55%	2.76%	8.68%	4.40%
Ratio of net investment income (loss) to
average net assets	(0.36	)%(4)	(0.57	)%(2)	2.57%	(1.48)%	(7.29)%	(3.14)%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.30	%(4)	1.18%		1.17%	1.13%	1.13%	1.12%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.81% and (0.47)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended
	6/30/14		Year Ended December 31,
	(unaudited)		2013		2012	2011	2010	2009
Net asset value, beginning of period	$39.96		$29.38		$23.96	$27.63	$23.74	$18.13
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.03)		0.08		0.50	(0.02)	0.08	(0.01)
Net gain (loss) on securities (both
realized and unrealized)	4.58		10.96		5.36	(1.03)	3.81	5.62
Total from investment operations	4.55		11.04		5.86	(1.05)	3.89	5.61
Less distributions (note 8):
Dividends from net investment income	—		—		(0.44)	—	—	—
Distributions from capital gains	—		(0.47)		(0.02)	(2.64)	—	—
Total distributions	—		(0.47)		(0.46)	(2.64)	—	—
Paid-in capital from redemption
fees (note 7b)	—		0.01		0.02	0.02	—	—
Net asset value, end of period	$44.51		$39.96		$29.38	$23.96	$27.63	$23.74
Total return (not reflecting sales charges)	11.39	%(3)		37.61%	24.55%	(3.72)%	16.39%	30.94%
Ratios/supplemental data
Net assets, end of period (in thousands)	$59,978		$41,576		$8,292	$4,799	$3,178	$447
Ratio of expenses to average net assets	1.25	%(4)	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss)
to average net assets	(0.16	)%(4)	0.22%		1.84%	(0.06)%	0.31%	(0.03)%
Portfolio turnover rate	9	%(3)	33%		44%	39%	116%	3%

The expense and net investment income ratios without the effect of the contractual expense cap were (note 3):

Ratio of expenses to average net assets	1.27	%(4)	1.65	%(2)	2.51%	2.52%	9.48%	4.55%
Ratio of net investment income (loss) to
average net assets	(0.18	)%(4)	(0.17	)%(2)	0.58%	(1.34)%	(7.93)%	(3.33)%

The expense ratios after giving effect to the contractual expense cap and expense offset for uninvested cash balances were (note 5):

Ratio of expenses to average net assets	1.25	%(4)	1.25%		1.25%	1.25%	1.25%	1.25%
_______________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)
Includes expenses incurred in connection with the reorganization of the Fund into Aquila Funds Trust. Without these expenses, the expense ratio and the net investment income (loss) ratio would have been 1.55% and (0.07)%, respectively, for the year ended December 31, 2013.

(3)	Not annualized.
(4)	Annualized.
Note: On October 15, 2010, the Fund began operations under the name Aquila Three Peaks Opportunity Growth Fund, with Three Peaks Capital Management, LLC as investment sub-adviser and an investment strategy that differs meaningfully from the prior strategy pursued by the Fund.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.84%	$1,000.00	$1,038.40	$5.76
Class C	3.43%	$1,000.00	$1,034.30	$9.79
Class I	3.84%	$1,000.00	$1,038.40	$5.71
Class Y	3.94%	$1,000.00	$1,039.40	$4.75

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as such it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.13% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AQUILA THREE PEAKS HIGH INCOME FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.14	$5.71
Class C	5.00%	$1,000.00	$1,015.17	$9.69
Class I	5.00%	$1,000.00	$1,019.19	$5.66
Class Y	5.00%	$1,000.00	$1,020.13	$4.71

(1)
Expenses are equal to the annualized expense ratio of 1.14%, 1.94%, 1.13% and 0.94% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2014 and held for the six months ended June 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended June 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	11.19%	$1,000.00	$1,111.90	$ 8.12
Class C	10.81%	$1,000.00	$1,108.10	$11.76
Class I	11.34%	$1,000.00	$1,113.40	$ 6.81
Class Y	11.39%	$1,000.00	$1,113.90	$ 6.55

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized, as such it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.55%, 2.25%, 1.30% and 1.25% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,017.11	$ 7.75
Class C	5.00%	$1,000.00	$1,013.64	$11.23
Class I	5.00%	$1,000.00	$1,018.35	$ 6.51
Class Y	5.00%	$1,000.00	$1,018.60	$ 6.26

(1)
Expenses are equal to the annualized expense ratio of 1.55%, 2.25%, 1.30% and 1.25% for the Fund’s Class A, C , I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of each Fund’s portfolio holdings, as reported at the end of each calendar quarter, no earlier than the first business day falling 30 days after the quarter’s end for Aquila Three Peaks Opportunity Growth Fund, and generally by the 15th day after the end of each calendar quarter for Aquila Three Peaks High Income Fund. Such information will remain accessible until the next schedule is made publicly available. You may obtain a copy of each Fund’s schedule of portfolio holdings for the most recently completed period by accessing the information on the Funds’ website at www.aquilafunds.com. Each Fund also discloses the five largest holdings by market value as of the close of the last business day each calendar quarter-end by posting the same to its web site on the 5th business day of the following calendar month. Such information remains on the web site until the earlier of the next such posting or the 5th business day of the month following a calendar quarter-end. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Funds additionally file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     Information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30, 2014 is available upon request, without charge, at www.aquilafunds.com or on the SEC's website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No current action on the part of shareholders is required.

     For the calendar year ended December 31, 2013, the following percentage of the dividends and distributions paid by the Funds were taxable as:

		Long-Term
	Ordinary Income	Capital Gains
Aquila Three Peaks High Income Fund	83.13%	16.87%
Aquila Three Peaks Opportunity Growth Fund	24.70%	75.30%

     Prior to February 15, 2014, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2013 calendar year.

Founders
     Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
     Glenn P. O’Flaherty, Chair
Diana P. Herrmann, Vice Chair
John M. Burlingame
 Gary C. Cornia
Grady Gammage, Jr.
Russell K. Okata
John J. Partridge

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FORCLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENTCOMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the Registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the Registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to Registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect Registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA FUNDS TRUST
(formerly, Aquila Three Peaks High Income Fund)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 5, 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
September 5, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer
September 5, 2014

AQUILA FUND TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.